LIABILITIES FOR LITIGATION - Additional Information (Details) $ in Thousands, ¥ in Millions		1 Months Ended		12 Months Ended
	Jun. 27, 2019 CNY (¥)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2016 USD ($)	Sep. 02, 2016	Jun. 29, 2016
Contingent Liability | $										$ 23,549
Amount of consideration received for sale of investments | $				$ 0		$ 0	$ 7,245
Interest Expense, Debt | ¥					¥ 7.8
Payables of Earnout Commitment | $				22,120		23,939
Other current assets | $				$ 65,072		$ 31,534
Settled Litigation
Settlement of litigation | $		$ 56,700
Litigation settlement term		10 days
Earnout commitment | $		$ 152,600
Other current assets | $		$ 95,900
Linghang Shengshi
Number of bank accounts frozed | item			2
Balance in bank account frozen | $			$ 1
Shareholder Loan
Debt Instrument, Face Amount | ¥									¥ 88.0
Longde Wenchuang the Buyer
Cash Payments | ¥					56.7
Linghang Shengshi
Equity interest disposed			75.00%
AM Advertising
Equity interest retained								20.32%
Disposal Group, Including Discontinued Operation, Consideration | ¥									¥ 304.5
Variable Interest Entity, Measure of Activity, Operating Income or Loss | ¥					152.0
Proceeds from Sale of Cost Method Investments | ¥					¥ 56.7
Cost Method Investment, Sale of Ownership Percentage				20.32	20.32
Loss Contingency Accrual, Provision | ¥								¥ 152.6
Payment of Settlements | ¥	¥ 56.7
AM Advertising | AirMedia Group Inc
Equity interest retained								20.18%
Cost Method Investment, Sale of Ownership Percentage				20.18	20.18
AM Advertising | Linghang Shengshi
Equity interest retained												24.84%
AM Advertising | Mr. Man Guo
Cost Method Investment, Sale of Ownership Percentage				0.14	0.14
AM Advertising | Longde Wenchuang the Buyer
Equity interest retained												28.57%
AM Advertising | Linghang Shengshi
Equity interest retained											75.00%
AM Advertising | Culture Center
Equity interest retained												46.43%
AM Advertising | Shanghai Golden Bridge InfoTech Co., Ltd.
Equity interest retained												75.00%